Exhibit 99.1

Navient Student Loan Trust 2014-1

Monthly Servicing Report

Distribution Date 05/25/2023

Collection Period 04/01/2023 - 04/30/2023

Navient Funding, LLC - Depositor

Navient Solutions - Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 04/01/2023 - 04/30/2023, Distribution Date 05/25/2023

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	05/29/2014	03/31/2023	04/30/2023
	Principal Balance	$717,979,937.57	$233,764,701.05	$231,628,113.86
	Interest to be Capitalized Balance	11,067,273.43	2,463,158.95	2,613,354.80
	Pool Balance	$729,047,211.00	$236,227,860.00	$234,241,468.66
	Specified Reserve Account Balance	4,867,795.00	- N/A -	- N/A -
	Adjusted Pool (1)	$733,915,006.00	$236,227,860.00	$234,241,468.66
	Weighted Average Coupon (WAC)	6.16%	6.28%	6.27%
	Number of Loans	121,418	29,248	28,963
	Aggregate Outstanding Principal Balance - Tbill		$6,006,624.41	$5,963,859.18
	Aggregate Outstanding Principal Balance - LIBOR		$230,221,235.59	$228,277,609.48
	Pool Factor		0.315436696	0.312784254
	Since Issued Constant Prepayment Rate		(1.28)%	(1.47)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	04/25/2023	05/25/2023
	A3	63938EAC8	$153,275,011.75	$151,313,450.30
	A4	63938EAD6	$60,000,000.00	$60,000,000.00
	B	63938EAE4	$20,000,000.00	$20,000,000.00

C	Account Balances	04/25/2023	05/25/2023
	Reserve Account Balance	$748,891.00	$748,891.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$81,561.08	$105,976.71
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	04/25/2023	05/25/2023
	Adjusted Pool Balance + Supplemental Loan Purchase	$236,227,860.00	$234,241,468.66
	Total Notes	$233,275,011.75	$231,313,450.30
	Difference	$2,952,848.25	$2,928,018.36
	Parity Ratio	1.01266	1.01266

Page 2 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 04/01/2023 - 04/30/2023, Distribution Date 05/25/2023

II.	Trust Activity 04/01/2023 through 04/30/2023

A	Student Loan Principal Receipts
	Borrower Principal	765,980.33
	Guarantor Principal	867,315.57
	Consolidation Activity Principal	1,116,667.72
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(164.47)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	3,334.58
	Total Principal Receipts	$2,753,133.73
B	Student Loan Interest Receipts
	Borrower Interest	316,608.80
	Guarantor Interest	45,467.79
	Consolidation Activity Interest	64,760.43
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	3,437.38
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	14,492.77
	Total Interest Receipts	$444,767.17
C	Reserves in Excess of Requirement	-
D	Investment Income	$20,039.23
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(68,267.85)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(24,415.63)
M	AVAILABLE FUNDS	$3,125,256.65
N	Non-Cash Principal Activity During Collection Period	$(616,546.54)
O	Non-Reimbursable Losses During Collection Period	$16,516.38
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$3,412.15
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 04/01/2023 - 04/30/2023, Distribution Date 05/25/2023

III.	2014-1 Portfolio Characteristics

		04/30/2023				03/31/2023
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	5.94%	30	$129,868.63	0.056%	5.94%	30	$129,868.63	0.056%
	GRACE	6.77%	4	$8,167.30	0.004%	6.77%	4	$8,167.30	0.003%
	DEFERMENT	6.37%	1,689	$14,301,077.92	6.174%	6.34%	1,735	$14,043,839.68	6.008%

REPAYMENT:	CURRENT	6.23%	19,186	$146,460,059.98	63.231%	6.25%	19,197	$148,208,459.00	63.401%
	31-60 DAYS DELINQUENT	6.38%	858	$8,723,135.35	3.766%	6.15%	814	$6,709,639.12	2.870%
	61-90 DAYS DELINQUENT	6.18%	508	$4,154,220.93	1.793%	6.54%	637	$6,871,114.60	2.939%
	91-120 DAYS DELINQUENT	6.68%	431	$4,367,843.32	1.886%	6.20%	294	$2,837,782.09	1.214%
	> 120 DAYS DELINQUENT	6.48%	1,231	$11,160,543.22	4.818%	6.48%	1,377	$12,239,225.67	5.236%

	FORBEARANCE	6.27%	4,655	$39,395,163.39	17.008%	6.26%	4,916	$40,818,657.92	17.461%
	CLAIMS IN PROCESS	6.24%	371	$2,928,033.82	1.264%	6.83%	244	$1,897,947.04	0.812%

TOTAL			28,963	$231,628,113.86	100.00%		29,248	$233,764,701.05	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 04/01/2023 - 04/30/2023, Distribution Date 05/25/2023

IV.	2014-1 Portfolio Characteristics (cont’d)

	04/30/2023	03/31/2023
Pool Balance	$234,241,468.66	$236,227,860.00
Outstanding Borrower Accrued Interest	$9,970,934.40	$9,884,985.57
Borrower Accrued Interest to be Capitalized	$2,613,354.80	$2,463,158.95
Borrower Accrued Interest >30 Days Delinquent	$1,045,089.01	$1,040,140.91
Total # Loans	28,963	29,248
Total # Borrowers	9,210	9,314
Weighted Average Coupon	6.27%	6.28%
Weighted Average Remaining Term	185.67	184.95
Non-Reimbursable Losses	$16,516.38	$25,034.34
Cumulative Non-Reimbursable Losses	$2,250,943.54	$2,234,427.16
Since Issued Constant Prepayment Rate (CPR)	-1.47%	-1.28%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$351,568.09	$351,568.09
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$638,175.32	$891,857.72
Borrower Interest Accrued	$1,143,903.57	$1,192,417.70
Interest Subsidy Payments Accrued	$37,458.56	$39,431.75
Special Allowance Payments Accrued	$255,903.07	$246,282.79

Page 5 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 04/01/2023 - 04/30/2023, Distribution Date 05/25/2023

V.	2014-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	6.04%	13,584	54,704,967.47	23.618%
	- GSL - Unsubsidized	6.25%	11,476	81,714,855.91	35.278%
	- PLUS (2) Loans	8.43%	698	20,068,931.42	8.664%
	- SLS (3) Loans	5.93%	1	13,821.14	0.006%
	- Consolidation Loans	5.90%	3,204	75,125,537.92	32.434%
	Total	6.27%	28,963	$231,628,113.86	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.52%	21,930	142,414,981.22	61.484%
	- Two Year	5.86%	3,411	12,479,335.16	5.388%
	- Technical	5.87%	368	1,398,834.36	0.604%
	- Other	5.89%	3,254	75,334,963.12	32.524%
	Total	6.27%	28,963	$231,628,113.86	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 04/01/2023 - 04/30/2023, Distribution Date 05/25/2023

VI.	2014-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$3,125,256.65
A	Trustee Fees	-	$3,125,256.65
B	Primary Servicing Fee	$41,146.51	$3,084,110.14
C	Administration Fee	$6,667.00	$3,077,443.14
D	Class A Noteholders’ Interest Distribution Amount	$994,918.77	$2,082,524.37
E	Class B Noteholders’ Interest Distribution Amount	$108,673.83	$1,973,850.54
F	Reserve Account Reinstatement	-	$1,973,850.54
G	Class A Noteholders’ Principal Distribution Amount	$1,961,561.45	$12,289.09
H	Class B Noteholders’ Principal Distribution Amount	-	$12,289.09
I	Unpaid Expenses of The Trustees	-	$12,289.09
J	Carryover Servicing Fee	-	$12,289.09
K	Remaining Amounts to the Noteholders after the first auction date	-	$12,289.09
L	Excess Distribution Certificateholder	$12,289.09	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$231,628,113.86
B	Interest to be Capitalized	$2,613,354.80
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$748,891.00
E	Less: Specified Reserve Account Balance	$(748,891.00)
F	Total	$234,241,468.66
G	Class A Notes Outstanding (after application of available funds)	$211,313,450.30
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 04/01/2023 - 04/30/2023, Distribution Date 05/25/2023

VII.	2014-1 Distributions

Distribution Amounts

	A3	A4	B
Cusip/Isin	63938EAC8	63938EAD6	63938EAE4
Beginning Balance	$153,275,011.75	$60,000,000.00	$20,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.51%	0.75%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	4/25/2023	4/25/2023	4/25/2023
Accrual Period End	5/25/2023	5/25/2023	5/25/2023
Daycount Fraction	0.08333333	0.08333333	0.08333333
Interest Rate*	5.53043%	5.77043%	6.52043%
Accrued Interest Factor	0.004608692	0.004808692	0.005433692
Current Interest Due	$706,397.27	$288,521.50	$108,673.83
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$706,397.27	$288,521.50	$108,673.83
Interest Paid	$706,397.27	$288,521.50	$108,673.83
Interest Shortfall	-	-	-
Principal Paid	$1,961,561.45	-	-
Ending Principal Balance	$151,313,450.30	$60,000,000.00	$20,000,000.00
Paydown Factor	0.005604461	0.000000000	0.000000000
Ending Balance Factor	0.432324144	1.000000000	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 04/01/2023 - 04/30/2023, Distribution Date 05/25/2023

VIII.	2014-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$233,275,011.75
	Adjusted Pool Balance	$234,241,468.66
	Overcollateralization Amount	$2,928,018.36
	Principal Distribution Amount	$1,961,561.45
	Principal Distribution Amount Paid	$1,961,561.45

B	Reserve Account Reconciliation
	Beginning Period Balance	$748,891.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$748,891.00
	Required Reserve Acct Balance	$748,891.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$748,891.00

C	Floor Income Rebate Account
	Beginning Period Balance	$81,561.08
	Deposits for the Period	$24,415.63
	Release to Collection Account	-
	Ending Balance	$105,976.71

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 04/01/2023 - 04/30/2023, Distribution Date 05/25/2023